Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Major Related Parties Transaction

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025 and June 30, 2026:

Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu	Chief Technology Officer and Chief Operating Officer of the Company

Schedule of Amount Due to Related Parties

Amount due to related parties

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Amount due to related parties, current
Other payables (1)
Shengda Group	6,419	7,334
Mr. Lei Zhunfu	240	159
	$6,659	$7,493
Amount due to a related party, non-current
Payables due to the transfer of SunCar Online (2)
Shengda Group	12,516	12,899
	$12,516	$12,899

(1)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.

(2)

On December 3, 2021, Shengda Group transferred its entire 55.09% equity interest in SunCar Online to Shanghai Zanxing at a price of RMB4 per share, for an aggregate consideration of RMB282 million. Upon completion of the transfer, Shanghai Zanxing became liable to Shengda Group for RMB282 million in connection with the transfer of SunCar Online. Following the disposal of Shengda Group, Shengda Group became a related party of the Group, and the balance due to Shengda Group was presented as an amount due to a related party.

On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with Jiachen Information Technology (Shanghai) Co., Ltd. (“Jiachen”) for the transfer of the entire equity interest in Shengda Group for consideration of RMB1. Pursuant to the SPA, the Group agreed to repay in full the debt owed to Shengda Group by June 1, 2023.

In April 2023, the Group negotiated with Jiachen and agreed to extend the repayment due date to December 31, 2025, with an annual interest rate of 1% from June 30, 2023 to the completion of the repayment..    In January 2025, the Group negotiated with Shengda Group and agreed to extend the repayment date to December 31, 2028. Accordingly, the Group reclassified the balance as a non-current liability following the extension.

In 2023, the Group repaid debt owed to Shengda Group in the amount of US$10.0 million. In 2024, the Group further repaid debt owed to Shengda Group through the transfer of shares of SunCar Online at an aggregate amount of US$6.2 million, and the non-cash gain of US$4.5 million, representing the difference between the repurchase price and the transfer price, was charged to additional paid-in capital. In 2025, the Group repaid debt owed to Shengda Group in the amount of US$11.4 million by entering into a debt offset agreement with a third party.

For the six months ended June 30, 2026, no repayment was made by the Group in respect of the debt owed to Shengda Group.

As of December 31, 2025 and June 30, 2026, payables due to Shengda Group in connection with the transfer of SunCar Online amounted to US$12,516 and US$12,899, respectively.